UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   June 30, 2007
Ended:                                   --------------------


Check here if Amendment [|x|]; Amendment Number:    1
                                                ------
  This Amendment (Check only one.):             [_] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bonanza Capital, Ltd.
           -------------------------------------
Address:   300 Crescent Court, Suite 250
           -------------------------------------
           Dallas, TX 75201
           -------------------------------------

           -------------------------------------

Form 13F File Number:  28-11243
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernay Box
           -------------------------------------
Title:     Managing Partner
           -------------------------------------
Phone:     214-303-3900
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ Bernay Box                Dallas, TX           09/14/2007
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           58
Total:
                                      --------------

Form 13F Information Table value     $   301,767
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

                              BONANZA CAPITAL LTD
                        Managed Assets as of 06/30/2007

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COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7               COLUMN 8
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                              TITLE OF   CUSIP      VALUE     SHS OR   SH/  PUT/   INVESTMENT   OTHER              VOTING AUTHORITY
NAME OF ISSUER                 CLASS               (x$1000)   PRN AMT  PRN  CALL   DISCRETION    MGRS     SOLE     SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------

ABRAXAS PETROLEUM CORP          COM     003830106    2,240     500,000  SH            SOLE               500,000
ALLION HEALTHCARE INC           COM     019615103    8,850   1,500,000  SH            SOLE             1,500,000
ARIBA INC                       COM NEW 04033V203    1,487     150,000  SH            SOLE               150,000
AWARE INC                       COM     05453N100    4,860     900,000  SH            SOLE               900,000
BLUEPHOENIX SOLUTIONS LTD       SHS     M20157109    3,917     329,400  SH            SOLE               329,400
BON-TON STORES INC              COM     09776J101   17,026     425,000  SH            SOLE               425,000
CARDIAC SCIENCE CORPORATION     COM     14141A108    3,014     275,000  SH            SOLE               275,000
CHANNELL COMMERCIAL CORP        COM     159186105    2,622     600,000  SH            SOLE               600,000
CIRRUS LOGIC INC                COM     172755100    1,660     200,000  SH            SOLE               200,000
COMSTOCK HOMEBUILDING COS       CL A    205684103    3,206   1,153,100  SH            SOLE             1,153,100
CONTANGO OIL & GAS COMPANY      COM NEW 21075N204    8,585     236,566  SH            SOLE               236,566
CYBEX INTL INC                  COM     23252E106    5,359     767,800  SH            SOLE               767,800
DOLLAR THRIFTY AUTOMOTIVE       COM     256743105    1,838      45,000  SH            SOLE                45,000
DXP ENTERPRISES INC NEW         COM NEW 233377407    5,841     136,624  SH            SOLE               136,624
DYNAMIC MATLS CORP              COM     267888105    6,188     165,000  SH            SOLE               165,000
ELECTRO OPTICAL SCIENCES INC    COM     285192100    3,405     506,700  SH            SOLE               506,700
ENDEAVOR ACQUISITION CORP       W EXP   292577111      828     150,000  SH            SOLE               150,000
                                12/14/200
ENTERTAINMENT DISTRIBUTION      COM     29382J105    2,985   1,500,000  SH            SOLE             1,500,000
ENZO BIOCHEM INC                COM     294100102    2,317     155,000  SH            SOLE               155,000
EUROSEAS LTD                    ORD     Y23592200   10,383     728,098  SH            SOLE               728,098
FOSTER L B CO CL A              COM     350060109    3,585     125,000  SH            SOLE               125,000
GLU MOBILE INC                  COM     379890106    1,738     125,000  SH            SOLE               125,000
GRAY COMMUNICATIONS SYSTEMS     COM     389375106      927     100,000  SH            SOLE               100,000
GREENFIELD ONLINE INC           COM     395150105    6,364     400,000  SH            SOLE               400,000
HALOZYME THERAPEUTICS INC       COM     40637H109   17,522   1,898,343  SH            SOLE             1,898,343
HAYNES INTERNATIONAL INC        COM NEW 420877201    2,195      26,000  SH            SOLE                26,000
INFINITY PHARMACEUTICALS INC    COM     45665G303    2,285     210,000  SH            SOLE               210,000
INTERSECTIONS INC               COM     460981301    4,559     455,900  SH            SOLE               455,900
INVESTOOLS INC                  COM     46145P103   14,940   1,500,000  SH            SOLE             1,500,000
IXYS CORP DEL                   COM     46600W106    4,175     500,000  SH            SOLE               500,000
KHD HUMBOLDT WEDAG              COM     482462108    7,665     125,116  SH            SOLE               125,116
KKR FINANCIAL HOLDINGS          COM     48248A306    1,121      45,000  SH            SOLE                45,000
MAUI LAND & PINEAPPLE CO INC    COM     577345101    6,428     175,000  SH            SOLE               175,000
O CHARLEYS INC                  COM     670823103    2,520     125,000  SH            SOLE               125,000
OPTION CARE INC                 COM     683948103    1,540     100,000  SH            SOLE               100,000
OUTDOOR CHANNEL HLDGS INC       COM NEW 690027206    7,664     680,000  SH            SOLE               680,000
PETRO RESOURCES COPORATION      COM     71646K106    4,889   1,963,500  SH            SOLE             1,963,500
PREMIER EXIBITIONS INC          COM     74051E102   10,165     645,000  SH            SOLE               645,000
RADNET INC                      COM     750491102    1,239     130,000  SH            SOLE               130,000
REPUBLIC AWYS HLDGS INC         COM     760276105    5,088     250,000  SH            SOLE               250,000
RIGEL PHARMACEUTICALS INC       COM NEW 766559603    5,123     575,000  SH            SOLE               575,000
RURAL METRO CORP                COM     781748108      419      73,400  SH            SOLE                73,400
SCOTTISH RE GROUP LIMITED       SHS     G73537410    4,890   1,000,000  SH            SOLE             1,000,000
SHOE CARNIVAL INC               COM     824889109   13,745     500,000  SH            SOLE               500,000
SILVERLEAF RESORTS INC          COM     828395103   13,858   2,329,100  SH            SOLE             2,329,100
STERLING CONSTRUCTION COMP      COM     859241101    2,115     100,000  SH            SOLE               100,000
SUN HEALTHCARE GROUP INC        COM NEW 866933401   15,664   1,081,000  SH            SOLE             1,081,000
SYNTAX BRILLIAN CORPORATION     COM     87163L103      246      50,000  SH            SOLE                50,000
TECHWELL INC                    COM     87874D101    1,310     100,000  SH            SOLE               100,000
TEGAL CORPORATION               COM NEW 879008209    3,308     512,820  SH            SOLE               512,820
TELULAR CORP                    COM NEW 87970T208    8,523   1,825,000  SH            SOLE             1,825,000
THERMAGE INC                    COM     88343R101    2,711     325,000  SH            SOLE               325,000
TORTOISE CAPITAL RESOURCES      COM     89147N304    4,290     246,100  SH            SOLE               246,100
TWEEN BRANDS INC                COM     901166108    7,359     165,000  SH            SOLE               165,000
UNIVERSAL STAINLESS & ALLOY     COM     913837100    2,290      65,000  SH            SOLE                65,000
US Airways Group Inc            COM     90341W108    7,568     250,000  SH            SOLE               250,000
VERSANT CORPORATION             COM NEW 925284309      723      30,000  SH            SOLE                30,000
WILLBROS GROUP INC              COM     969199108    4,405     148,400  SH            SOLE               148,400